Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income	$ 1,036,900	$ 484,379
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	135,967	20,582
Amortization on ROU asset	155,164	93,652
Gain on bargain purchase		(156,452)
Changes in operating assets and liabilities:
Account receivables - third parties	(1,199,394)
Account receivables - related parties	2,604	(2,604)
Prepayments	(134,885)	(159,506)
Inventories	(412,991)	(102,593)
Other receivables and deposit	(137,102)	(32,165)
Accounts payable – third parties	220,794	70,469
Accounts payable – related parties	285,210
Deposits received – third parties	5,009,401	955,238
Deposits received – related parties	436,856	12,450
Payroll payable	(75,241)	152,004
Other payables	446,377	(15,500)
Tax payable	349,355	71,378
Net cash provided by operating activities	6,119,015	1,391,332
Cash Flows from Investing Activities
Acquisition of subsidiary net of cash acquired		11,559
Purchase of plant and equipment	(289,534)	(190,503)
Payment of amounts due from related parties	(775,492)
Net cash used in investing activities	(1,065,026)	(178,944)
Cash Flows from financing activities
Payments for operating lease	(149,219)	(93,652)
Amounts advanced to related parties	618,649	623,548
Payments for dividends	(267,523)
Issuance of common stocks	3,310,000
Shareholders contribution	1,915,793
Net cash provided by financing activities	5,427,700	529,896
Effect of exchange rate fluctuation on cash and cash equivalents	(299,975)	24,758
Net increase in cash and cash equivalents	10,181,714	1,767,042
Cash and cash equivalents, beginning of year	1,767,042
Cash and cash equivalents, end of year	11,948,756	1,767,042
Supplemental disclosure of cash flow information
Cash paid for income taxes	$ (406,791)	$ (23,520)